Accounting principles (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Basis of preparation	Basis of preparation and consolidation
The consolidated financial statements are prepared in accordance with International Financial
Reporting Standards (“IFRS”) Accounting Standards as issued by the International Accounting Standards
Board (“IASB”) and have been prepared on a historical cost basis, except for equity investments, derivatives and consumer receivables at fair value through profit and loss or at fair value through other comprehensive income, which have been measured at fair value, and lease liabilities, which are measured at present value. These consolidated financial statements are prepared on a going concern basis. All amounts in the notes to the consolidated financial statements are stated in millions of United States
Dollars (“USD”), unless otherwise stated.
On May 23, 2024, Klarna Holding AB (publ) completed a reorganization which resulted in Klarna Group plc becoming the new ultimate parent company of the Group. Through a series of share for share exchange steps, the shareholders of Klarna Holding AB (publ) exchanged their shares for an equal number of shares in Klarna Group plc. As a result of our corporate reorganization, Klarna Group plc became our ultimate holding company and the parent company of Klarna Holding AB (publ). There was no change in the legal ownership of any of the assets of Klarna Holding AB (publ), nor any change in the ultimate controlling ownership of existing shares or securities of Klarna Holding AB (publ) or Klarna Group plc as a result of the reorganization. The accounting predecessor of Klarna Group plc is Klarna Holding AB (publ).
The exchange has been presented on a retrospective basis as a reorganization transaction beginning in the earliest period presented.
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the
Group is exposed, or has right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The consolidated subsidiaries of Klarna are consolidated as from the date when control is transferred to Klarna and deconsolidated from the date that control ceases. All intercompany accounts and transactions between members of the Group have been eliminated on consolidation.
Share Split
In March 2025, Klarna Group plc’s board of directors approved a subdivision of ordinary shares of
Klarna Group plc on a 1-to-12 basis (the “Share Split”), which was effected on March 6, 2025. Refer to Note
21 for further details. Accordingly, all share data and per share data amounts for all periods presented in the consolidated financial statements and notes thereto have been retrospectively adjusted to reflect the effect of the Share Split.

Basis of consolidation	Basis of preparation and consolidation
The consolidated financial statements are prepared in accordance with International Financial
Reporting Standards (“IFRS”) Accounting Standards as issued by the International Accounting Standards
Board (“IASB”) and have been prepared on a historical cost basis, except for equity investments, derivatives and consumer receivables at fair value through profit and loss or at fair value through other comprehensive income, which have been measured at fair value, and lease liabilities, which are measured at present value. These consolidated financial statements are prepared on a going concern basis. All amounts in the notes to the consolidated financial statements are stated in millions of United States
Dollars (“USD”), unless otherwise stated.
On May 23, 2024, Klarna Holding AB (publ) completed a reorganization which resulted in Klarna Group plc becoming the new ultimate parent company of the Group. Through a series of share for share exchange steps, the shareholders of Klarna Holding AB (publ) exchanged their shares for an equal number of shares in Klarna Group plc. As a result of our corporate reorganization, Klarna Group plc became our ultimate holding company and the parent company of Klarna Holding AB (publ). There was no change in the legal ownership of any of the assets of Klarna Holding AB (publ), nor any change in the ultimate controlling ownership of existing shares or securities of Klarna Holding AB (publ) or Klarna Group plc as a result of the reorganization. The accounting predecessor of Klarna Group plc is Klarna Holding AB (publ).
The exchange has been presented on a retrospective basis as a reorganization transaction beginning in the earliest period presented.
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the
Group is exposed, or has right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The consolidated subsidiaries of Klarna are consolidated as from the date when control is transferred to Klarna and deconsolidated from the date that control ceases. All intercompany accounts and transactions between members of the Group have been eliminated on consolidation.
Share Split
In March 2025, Klarna Group plc’s board of directors approved a subdivision of ordinary shares of
Klarna Group plc on a 1-to-12 basis (the “Share Split”), which was effected on March 6, 2025. Refer to Note
21 for further details. Accordingly, all share data and per share data amounts for all periods presented in the consolidated financial statements and notes thereto have been retrospectively adjusted to reflect the effect of the Share Split.

Standards and amendments effective for the year	Standards and amendments effective for the year No significant new IFRS standards, amendments or interpretations applicable to the Group became effective during the period.
New standards and amendments issued but not yet effective	New standards and amendments issued but not yet effective
In April 2024, the IASB issued IFRS 18 “Presentation and Disclosure in Financial Statements” that replaces IAS 1 “Presentation of Financial Statements.” IFRS 18 introduces new requirements for information presented in the primary financial statements and disclosed in the notes. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, but earlier adoption is permitted. The
Group is currently evaluating the impact of this standard.
In May 2024, the IASB issued amendments to IFRS 9 “Financial Instruments” and IFRS 7 “Financial
Instruments: Disclosures,” clarifying recognition and derecognition principles and introducing an exception for the early derecognition of certain financial liabilities settled electronically. The amendments also provide guidance on assessing contractual cash flow characteristics and introduce new disclosure requirements. These amendments are effective for annual reporting periods beginning on or after January
1, 2026, with earlier adoption permitted. The Group is currently evaluating their impact.
The Group has not early adopted any issued standards, interpretations or amendments that are not yet effective.
Significant accounting judgments, estimates and assumptions	Significant accounting judgments, estimates and assumptions
The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the reported amount of revenues, expenses, assets and liabilities, and the accompanying disclosures, as well as the disclosure of contingent liabilities. On an ongoing basis, we evaluate our estimates, including those related to provisions for credit losses, revenue recognition, income taxes, the evaluation for impairment of intangible assets and goodwill, contingent liabilities, securitizations, leases, divestitures and share-based compensation, including the fair value of restricted share units, options and warrants issued. We base our estimates on historical experience and various other assumptions which we believe to be reasonable under the circumstances.
Actual results could materially differ from these estimates.
Macroeconomic and geopolitical developments may adversely impact consumer spending, merchant performance and counterparty creditworthiness. These conditions may introduce additional uncertainties that can affect the global economy and, consequently, the Group’s operations. These factors are considered into credit loss estimates and other significant accounting estimates.

Foreign currency translation	Foreign currency translation
Presentation currency and functional currency
The financial statements are presented in USD. In general, each entity within the Group uses the currency of its primary economic environment as its functional currency. For Klarna Group plc, the functional currency is USD.
The assets and liabilities of the Company and its subsidiaries are translated from the functional currency of the operations to USD using the exchange rates at the reporting date. The revenues and expenses are translated to USD using  average exchange rates, which approximate the exchange rates at the date of the transaction. All resulting foreign exchange differences are recognized in other comprehensive income (loss) and included in foreign exchange translation reserve in equity.
Foreign currency transactions
Transactions denominated in currencies other than the functional currency of the respective entity are translated into the functional currency at the exchange rate on the date of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured using the exchange rates prevailing at the end of the reporting period. Any foreign exchange gains or losses arising from the remeasurement of these monetary assets and liabilities are recognized in other income
(expense) in the consolidated statement of profit or loss.

Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents consist of cash in hand, demand deposits with banks, short-term treasury bills and other short-term highly liquid investments with original maturities of three months or less.
Debt securities	Debt securities
Debt securities primarily comprise treasury bills chargeable at central banks with original maturities of more than three months, mandatory deposits at central banks, and bonds and other interest-bearing securities. The Group classifies investments as financial assets measured at amortized cost, with interest recognized within interest income in the consolidated statements of profit or loss.
Consumer receivables	Consumer receivables
Consumer receivables represent unsecured amounts due from consumers that elect to pay over time either through Pay Later or Fair Financing options as well as receivables related to other consumer fees as discussed in our revenue recognition accounting principles. Pay Later consumer receivables arise from transactions that enable consumers to purchase goods or services at the time of the transaction and defer payment to a later date or in short-term installments (e.g., Pay in 30, Pay in 3, Pay in 4). Fair Financing
consumer receivables arise from transactions that enable consumers to pay for purchases over a longer-
term installment plan, typically ranging from three to 48 months.
Consumer receivables that Klarna has the objective of holding to collect contractual cash flows are measured at amortized cost, including outstanding principal balances, accrued interest and net of allowances for expected credit losses.
Consumer receivables which are managed within a business model whose objective is to originate and sell or within a hold-to-collect-and-sell business model are measured either at fair value through profit or loss (“FVTPL”) or fair value through OCI (“FVOCI”) and presented separately on the consolidated balance sheet.

Settlement and trade receivables	Settlement and trade receivables
Settlement and trade receivables primarily include receivables from payment solution providers
(“PSPs”), amounts due from merchants for services and receivables from third-party debt collection agencies and financial institutions. Settlement and trade receivables are reported at amortized cost net of an allowance for expected credit losses.
Allowance for expected credit losses	Allowance for expected credit losses
Klarna estimates allowances for expected credit losses (“ECL”) for debt securities, consumer receivables and settlement and trade receivables. The ECL allowance is based on either 12-month expected credit losses (“12m ECL”) or on lifetime expected credit losses (“Lifetime ECL”). The ECL allowance is based on the latter if the simplified approach, as defined by IFRS 9, is applicable or if there has been a significant increase in credit risk since initial recognition.
Lifetime ECL and 12m ECL are calculated on a collective basis at an asset class level. The asset class is defined by shared credit risk characteristics, which are generally by market and geography.
Debt securities
Klarna invests in treasury bills issued by central banks, loans to highly rated financial institutions and bonds issued by highly rated government entities. The credit rating status of issuing entities is monitored throughout the investment holding period. The high credit quality of the issuers results in a low probability of default, loss given default and exposure at default resulting in an immaterial ECL estimate for debt securities.
Consumer receivables
To measure the ECL for consumer receivables, the Group assigns outstanding loans to one of three stages with the stage corresponding to the individual loan’s estimated repayment performance. The estimated repayment performance is informed by the Group’s records, including the customer’s history with Klarna and purchase behavior from active Klarna consumers, merchant data, credit bureau reports and open banking data. Klarna defines the stages as follows:
Stage 1: New loan origination that is not credit impaired at origination. A loan remains in Stage 1 unless there is a significant increase in credit risk (“SICR”), such as when a loan becomes 30 days or more past due or if the consumer has other loans that are in Stage 2 or 3. While a consumer could have a loan that did not experience SICR, if they have a loan in Stage 2 or 3, Klarna applies a more prudent approach to all loans for the consumer as part of its risk management practices. A loan may also be transferred back to
Stage 1 if credit risk has significantly improved and it is not delinquent 30 or more days. For Stage 1 loans, the allowance is calculated based on 12-month ECL.
Stage 2: Loan with an observed significant increase in credit risk since origination. Klarna defines significant increase in credit risk as a loan with an outstanding balance more than 30 days overdue. The allowance for these loans is calculated based on Lifetime ECL. Stage 2 also includes loans that are reclassified from Stage 3 because they are no longer considered credit impaired.
Stage 3: Loan considered credit impaired. A loan is defined as credit impaired if it is 90 days past due or is classified as fraudulent. The allowance for Stage 3 loans is calculated based on Lifetime ECL. A loan may be reclassified from Stage 3 if it is no longer considered credit impaired.
Settlement and trade receivables
For settlement and trade receivables, Klarna estimates credit losses using the Lifetime ECL model.
Each counterparty is subject to a credit risk assessment at onboarding and periodically throughout its relationship with Klarna. Based on the credit risk assessment, a counterparty is assigned a risk classification that correlates to a probability of default. For higher risk counterparties, Klarna extends settlement windows for payments to the counterparties to serve as collateral for their non-performance if a consumer returns products.
When a settlement and trade receivable is determined to be uncollectible, the gross amount is written off through the allowance for expected credit losses for settlement and trade receivables in general and administrative on the consolidated statements of profit or loss. Recoveries of trade receivables that were previously written off are recognized when received in general and administrative on the consolidated statements of profit or loss. See Note 7 for information on written-off and recovered settlement and trade receivables.
Significant inputs
Klarna utilizes a series of models to calculate allowance estimates, which depend on certain significant inputs.
Definition of default
An asset is considered to be in default when it is 90 days or more past due on any payments, has entered debt collection or is classified as fraudulent.
Probability of Default (“PD”)
Historical balances as well as the proportion of those balances that have defaulted over time are used as a basis to determine the PD. This approach provides values for 12-month and lifetime PDs applied over different vintages for different countries and for days since origination. In cases where the maturity of the loans is very short (i.e., less than 12 months), which is common for Klarna’s products, the 12-month PD and lifetime PD have equal values.
Loss Given Default (“LGD”)
LGD is the magnitude of the likely loss if there is a default. The LGD is dependent on geographical region, days past due, and, in some cases, recoveries from the sale of non-performing portfolios. The loss given default is calculated using the historical balances over different vintages as a basis. Furthermore, the
LGD component is determined based on days past due.
Exposure at Default (“EAD”)
EAD represents the estimate of the exposure at a future default date, taking into account expected changes in the exposure as of each reporting date, including repayments of principal and interest, whether scheduled by contract or otherwise.
Measurement of ECL
Expected credit loss estimates are based on these key inputs: PD, LGD and the EAD, which are derived from internal statistics and other external data. PD and LGD estimates are an accumulation of segmentation, such as product and geography, within each asset class, which are used to calculate the
ECL on a collective basis. For unsecured assets, there is no collateral factored into the ECL calculations.
For quantitative information on the reported ECL amounts see Note 6 and Note 7.
Write-off of financial assets
Consumer receivables and settlement and trade receivables are written off when either the entire outstanding amount or a proportion thereof are considered uncollectible, which is generally when an outstanding balance is 180 days past due. For consumer receivables and settlement and trade receivables,
Klarna monitors significant counterparty relationships for current information and events to assess if there is a risk the counterparty is experiencing financial difficulty or is in breach of contract.
If a loan or receivable is determined to be uncollectible, the gross amount will be charged off through the allowance for expected credit losses. Charged-off balances may still be subject to enforcement activities to attempt to recover the amounts due. When enforcement activities are exhausted or the loan or receivable is sold to an external party, the loan or receivable is formally written off in Klarna’s systems.
For information on the written-off consumer receivables and settlement and trade receivables, including those subject to enforcement activities, see Note 6 and Note 7, respectively.
Sale of uncollectible consumer receivables
Klarna enters into agreements to sell certain uncollectible receivables to debt collection agencies to maximize recovery and manage credit risk. These uncollectible receivables are sold on a non-recourse basis, with the Group transferring substantially all risks and rewards of ownership to the debt collection agencies meeting the derecognition criteria on the date of sale. When a receivable is deemed to be uncollectible it is written down to the recoverable amount.
Recoveries
Recoveries for consumer receivables that were previously written off are recognized when received in provisions for credit losses on the consolidated statements of profit or loss. Recoveries of consumer receivables that were previously written off were not material in 2025, 2024 and 2023.

Commitments	Commitments
Klarna enters into certain arrangements that create commitments to purchase certain consumer loans originated by partner banks in the United States (“Loan funding commitments”). Upon purchase of these consumer loans, Klarna recognizes them on the consolidated balance sheet. Klarna may also provide consumers with committed credit limits or other committed financing arrangements. Amounts drawn under these commitments are recognized on the consolidated balance sheet. Amounts committed under these arrangements that are not yet recognized are disclosed in Note 19.

Structured entities	Structured entities
A structured entity is an entity in which voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights may relate to administrative tasks only, with the relevant activities of the entity being directed by means of contractual arrangements. Structured entities are generally created to achieve a narrow and well-defined objective with restrictions around their ongoing activities.
Klarna consolidates such structured entities when we determine that we control the structured entity in accordance with IFRS 10. In the case of structured entities, this determination involves judgment, particularly as voting rights are often not the determining factor in decisions over the relevant activities.
This judgment involves assessing the purpose and design of the entity, and whether we have power over the relevant activities and exposure, or rights, to variable returns, and the ability to use its power over the investee to affect the amount of the  returns. In determining this, we also assess whether we are acting as a principal or as an agent on behalf of others.
Warehouse financing facility and synthetic securitizations
Klarna enters into transactions with securitization vehicles (“SPVs”), where it economically transfers a portion of credit risk for certain pools of consumer receivables (the “Referenced Pools”) with the primary objective to lower the regulatory capital risk weights of the underlying assets.
In certain transactions, Klarna enters into synthetic securitizations with unconsolidated SPVs. in which credit risk for each Referenced Pool is separated into three tranches: junior, mezzanine and senior. In these structures, Klarna retains the junior and senior tranches and transfers the credit risk associated with the mezzanine tranche to an unconsolidated SPV, which issues credit-linked notes (“CLNs”) to investors.
Klarna pays a fee to the SPVs for the transfer of credit risk, which is recognized as incurred in funding costs, see Note 17. This fee provides for a guarantee from the SPV to reimburse the Company for any credit losses incurred within transfers of the credit risk associated with the mezzanine tranche.
In other transactions, Klarna enters into arrangements with consolidated SPVs, typically through warehouse financing facilities with an institutional lender, as the funder, and Klarna Bank AB, a subsidiary of Klarna Group plc, as the borrower. In these structures, the SPV issues CLNs to the funder and advances the proceeds to Klarna, which in turn pledges Referenced Pools as collateral. Credit risk for the Reference
Pool is separated into two tranches: a junior tranche retained by Klarna and a senior tranche transferred to the funder through the consolidated SPV.
The CLNs are recognized within Notes Payables and Other Borrowings and are classified and measured at amortized cost using the effective interest method. Interest and senior expenses related to the facility are recognized within funding costs, see Note 17.
In both structures, Klarna retains the contractual rights to the cash flows and substantially all of the associated risks and rewards of ownership of the receivables within the Reference Pool. Accordingly, the receivables are not derecognized and continue to be recognized in the statement of financial position.
Should the Company experience credit losses exceeding the retained tranche and fall within the transferred tranche, it would be entitled to recoveries consistent with that contractual reimbursement right. The Company’s estimated credit losses for the Reference Pools was below the contractual range of the transferred tranches for the periods presented. Accordingly, no claims have been made against the
SPVs in respect of the reporting periods.
Forward flow securitization
Klarna enters into forward flow loan sale arrangements with unconsolidated SPVs whereby specified pools of consumer receivables (“Eligible Receivables”) are transferred to the SPVs.
Klarna classifies the Eligible Receivables into either fair value through OCI (“FVOCI”), or fair value through profit or loss (“FVTPL”) on the basis of both (a) Klarna’s business model for managing the assets, and (b) the contractual cash flow characteristics of the financial assets.
Eligible Receivables classified and measured at FVOCI are subsequently remeasured at fair value and changes therein are recognized in other comprehensive income, except for interest income, impairment, and foreign exchange, until the assets are sold. Interest income is recognized using the effective interest method, in the same manner as for financial assets measured at amortized cost, until derecognition requirements are met. Eligible Receivables classified and measured at FVTPL are subsequently remeasured at fair value and changes therein are recognized in the statements of profit or loss.
Expected credit losses (“ECL”) on Eligible Receivables measured at FVOCI do not reduce the carrying amount of the financial assets, which remain at fair value. Instead, the ECLis recognized in other comprehensive income as an accumulated impairment amount, with a corresponding charge to profit or loss.
Klarna derecognizes receivables upon transferring the contractual rights to the cash flows and substantially all associated risks and rewards. The transfers are deemed to occur on the sale date, at which point, the derecognition criteria are satisfied.
Upon disposal of Eligible Receivables measured at FVOCI, the cumulative gains or losses previously recognized in other comprehensive income, including the accumulated impairment amount are reclassified from other comprehensive income to the statements of profit or loss. Upon disposal of Eligible
Receivables measured at FVTPL, gains and losses are recognized in the statements of profit or loss.
Gains and losses from disposals of Fair Financing receivables are recognized within revenue as Gain on sale of consumer receivables, and losses from disposals of Pay Later receivables are recognized within
Funding costs, reflecting the nature and underlying characteristics of the sold eligible receivables. See
Note 4 and Note 17.
Klarna may continue to service certain sold receivables on behalf of the SPVs in exchange for receiving a servicing income from providing professional services such as cash flow collection and credit risk management in the event of customer defaults. We recognize this servicing fee within Transaction and service revenue. The servicing fee is typically calculated daily by applying a fixed percentage to the outstanding loan principal balance. The servicing fee represents a fair market fee, and no servicing asset or liability is recognized in the financial statements. See Note 4.

Fair value measurement	Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or, in its absence, the most advantageous market to which Klarna has access at that date.
When available, Klarna measures fair value using the quoted price in an active market. If a quoted price in an active market is not available, the Group uses valuation methods that maximize the use of relevant observable inputs and minimize the use of unobservable inputs to determine fair value.
The fair value of a financial instrument on initial recognition is generally best evidenced by its transaction price (i.e., the fair value of consideration paid or received). If Klarna determines that the transaction price differs from the fair value and the fair value is not evidenced by a quoted price in an active market for an identical asset or liability nor based on a valuation method where unobservable inputs are considered to be insignificant in relation to the difference, then the financial instrument is initially measured at fair value, adjusted to defer the difference between the fair value on initial recognition and the transaction price. Subsequently, that difference is recognized in profit or loss on an appropriate basis over the life of the instrument but no later than when the valuation is wholly supported by observable market data or the transaction is settled.
All assets and liabilities for which fair value is measured or disclosed in these consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole.
Level 1
Level 1 in the fair value hierarchy consists of assets and liabilities where the inputs used in the valuation are unadjusted quoted prices from active markets for identical assets or liabilities.
Level 2
Level 2 consists of assets and liabilities where the significant inputs used for valuation are derived from directly or indirectly observable market data available over the entire period of the instrument’s life.
Such inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical instruments in inactive markets and observable inputs other than quoted prices such as interest rates and yield curves, implied volatilities and credit spreads.
Level 3
Level 3 includes estimated values based on assumptions and assessments where one or more significant inputs are not based on observable market information.
Klarna recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Repurchase agreements	Repurchase agreements
Repurchase agreements are used to obtain liquidity and fluctuate over time based on many factors, including market conditions, consumer receivables and consumer deposit growth and balance sheet management activities.
Treasury bills and other interest-bearing securities that are sold under agreements to repurchase at a specified future date are not derecognized from the balance sheet as Klarna retains substantially all of the risks and rewards of ownership. Assets under repurchase agreements are transferred to the counterparty, and the counterparty has the right to sell or re-pledge the assets. Such securities are kept on the balance sheet and pledged as collateral when the securities have been transferred and cash consideration has been received. Payment received is recognized under notes payable and other borrowings. The difference between the sale and repurchase price is accrued over the life of the agreement using the effective interest method and recognized within funding costs in the consolidated statements of profit or loss.
Derivative instruments and hedge accounting	Derivative instruments and hedge accounting
Derivative instruments are recognized in the balance sheet on their trade date and are measured at fair value, both initially and in subsequent periods. Derivative instruments are presented in other assets or notes payable and other borrowings. Changes in the fair value of derivative instruments are included in funding costs in the consolidated statements of profit or loss.
The Group uses hedge accounting for fair value hedges to manage the interest rate risk of liabilities.
Changes in the fair value of derivatives that are designated and qualify as fair value hedging instruments are included in funding costs, together with any changes in the fair value of the hedged liability that are attributable to the hedged risk. Any residual mismatch between the hedging instrument and the hedged item is recognized as ineffective.
When hedging interest rate risk, any interest accrued or paid on both the hedging instrument and the hedged item is included in funding costs. If the hedge no longer meets the criteria for hedge accounting, the adjustment to the carrying amount of a hedged item for which the effective interest method is used is amortized to the consolidated statements of profit or loss over the period for which the item was hedged.
If the hedged item is sold or repaid, the unamortized fair value adjustment is recognized immediately in funding costs.

Consumer deposits	Consumer deposits
Consumer deposits are initially recorded at fair value and then at amortized cost and with application of the effective interest method. Where a consumer deposit is in a qualifying fair value hedge relationship, its carrying value is adjusted for changes in fair value attributable to the hedged risk. All consumer deposits are interest-bearing.
Klarna offers certain consumer deposit arrangements under which funds are held on behalf of consumers by third-party financial institutions. Under these arrangements, consumer deposit balances that are not controlled by Klarna are not recognized in the consolidated balance sheet.

Payables to merchants	Payables to merchants
Payables to merchants arise when Klarna facilitates payment transactions for merchants and holds the corresponding funds on their behalf. The settlement cycle is dependent on the counterparty, but is usually within a few working days of the transaction. As a result, Klarna records a liability towards the merchant, representing the money owed to them. Payables to merchants are recognized at amortized cost. On settlement, the Group derecognizes these amounts from the balance sheet.
Leasing	Leasing
The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The length of a lease term includes options to extend or terminate the lease when it is reasonably certain that the Group will exercise those options. The Group applies judgment in evaluating whether it is reasonably certain to exercise extension or termination options. For most leases, the Group has determined that the lease term does not include additional periods after the initial period.
A right-of-use asset and a lease liability are recognized at the lease commencement date. The right-of-
use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for initial direct costs, incentive payments, restoration costs and lease payments before the commencement date. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term.
The lease liability is initially measured at the present value of the remaining lease payments that are not paid at the commencement date. As most leases do not provide an implicit interest rate, the Group uses the incremental borrowing rate at the lease commencement date in determining the present value of lease payments.
The lease liability is remeasured when there is a change in future lease payments arising, for example, from a change in an index or rate, a reassessment of extension, termination or purchase options, or a change in the amount expected to be payable under a residual value guarantee. If a remeasurement of the lease liability occurs, a corresponding adjustment to the carrying amount of the right-of-use asset is made.
Lease payments included in the measurement of the lease liability are fixed payments, variable lease payments that depend on an index or rate, amounts expected to be payable under a residual value guarantee and the exercise price under a purchase option, if applicable. The Group excludes payments for related services and other components of a lease. The Group presents right-of-use assets in property and equipment and lease liabilities in other liabilities in the balance sheet.
The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases and leases of low-value assets, primarily relating to IT equipment and short-term office rentals. Payments for such leases are recognized as an expense on a straight-line basis over the lease term.

Business combinations	Business combinations
Business combinations are accounted for using the acquisition method. Identifiable assets acquired and liabilities assumed are measured initially at their fair values at the acquisition date. The excess of the consideration transferred and the acquisition-date fair value of any previous equity interest in the acquiree, over the fair value of the identifiable net assets acquired is recognized as goodwill. Acquisition-
related costs, other than those incurred for the issuance of debt or equity instruments, are charged to the consolidated statement of profit or loss as they are incurred.

Divestitures	Divestitures
Non-current assets or disposal groups are classified as held for sale when their carrying amount is expected to be recovered principally through a sale transaction rather than through continuing use. The classification is made when the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable within one year. Upon such classification, the assets or disposal group are measured at the lower of their carrying amount and fair value less costs to sell.
The gain or loss on divestment is determined as the difference between the consideration received, net of transaction costs, and the carrying value of the net assets disposed of. The gain or loss is recognized within other income (expense) in the statements of profit or loss. Where goodwill has been allocated to the disposed operation, typically measured based on the relative values of the disposed operation, such goodwill is included in the carrying amount of the operation when determining the gain or loss on disposal.
An operation is classified as discontinued when it represents a separate major line of business or geographical area of operations that either has been disposed of or is classified as held for sale.
For foreign operations, cumulative foreign currency translation differences previously recognized in other comprehensive income are reclassified to the statements of profit or loss upon divestment. This reclassification is included as part of the gain or loss on disposal.

Goodwill and intangible assets	Goodwill and intangible assets
Goodwill
Goodwill represents the excess of consideration paid over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized but is reviewed for impairment annually and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. Impairment of goodwill is not reversed. The Group monitors goodwill for impairment considerations at the operating segment level. In the event of a disposal that qualifies as a business, or where there is a significant reorganization of the business, goodwill is allocated based upon relative fair values.
Trademarks, tradenames, licenses and other customer-related intangible assets
Identifiable intangible assets following business combinations include trademarks, tradenames, licenses, developed technology and customer relationships. Acquired intangible assets are recorded at fair value on the date of acquisition and amortized over their estimated useful lives, generally 3-20 years.
The Group reviews the carrying amounts of intangible assets for impairment at the asset group level whenever events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable.
Capitalized development costs
Costs associated with IT systems, software and licenses, whether developed internally or acquired, are recognized as intangible assets when the following criteria are met:
•It is technically feasible to complete the intangible asset so that the asset will be available for use or sale;
•Adequate resources are available to complete the development;
•There is an intention to complete and use the intangible asset for the provision of services;
•Use of the intangible asset will generate probable future economic benefits; and
•Expenditures attributable to the intangible asset can be measured reliably.
Depreciation is computed using the straight-line method over the estimated useful lives of the depreciable capitalized development costs and licenses (generally, 3-5 years) and reported within depreciation, amortization and impairments and in technology and product development in the consolidated statements of profit or loss depending on the nature of the assets. Costs related to development activities that do not satisfy the above criteria, including for maintenance, are expensed as incurred.
Impairment
Goodwill is tested for impairment annually. This is tested by estimating the recoverable amount, which is the higher of the fair value less costs of disposal and the value in use. If the recoverable amount is lower than the carrying amount, the asset is written down. See Note 11 for further information on the measurement of goodwill and significant assumptions used in the annual impairment test.
Intangible assets with finite useful lives undergo impairment testing whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Property and equipment	Property and equipment
Property and equipment is stated at historical cost less accumulated depreciation and impairment.
Depreciation is computed using the straight-line method over the estimated useful lives of the depreciable assets, generally, by applying the following useful lives to each class of property and equipment:

Equipment, tools and fixtures and fittings ...............................	5 years
Computers and other machinery ..............................................	3 years
Leasehold improvements............................................................	The shorter of lease term and useful life
If there is an indication that the recoverable value is less than the carrying amount, an impairment review is completed and any impairment loss is recognized within depreciation, amortization and impairments in the consolidated statements of profit or loss. The cost and accumulated depreciation for property and equipment that is sold, retired or otherwise disposed of are derecognized and the resulting gains or losses are recorded in the consolidated statements of profit or loss.
Treasury shares	Treasury shares
Shares in the Company that are held by wholly owned subsidiaries or other Group entities are classified as treasury shares. Amounts paid to repurchase the Company’s own shares, including any directly attributable incremental costs (net of related income tax effects), are recognized as a deduction from equity. The repurchased shares are presented as treasury shares and remain deducted from equity until they are either cancelled or reissued. These shares are deducted from the issued and weighted average number of shares in calculating earnings per share. Dividends received on treasury shares are eliminated on consolidation, and no gain or loss is recognized in profit or loss or other comprehensive income on the purchase, sale, reissue, or cancellation of such shares.

Revenue Recognition	Revenue Recognition
Transaction and service revenue
Revenue is recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The product offerings from which revenues are recognized do not differ in any significant way between geographical markets.
Transaction revenue
Transaction revenue includes merchant revenue and advertising revenue. Merchant revenue refers to fees paid by our merchants, generated when consumers transact on our network. It includes merchant fees, interchange revenue and fees for settling disputes. Merchant revenue is derived from the volume of transactions we process multiplied by the fees we charge, which vary among our geographies. Our pricing is a combination of value-based and fixed pricing, charged either ad valorem (proportional to the estimated value of goods and services purchased on our network) or fixed fees on each transaction, or a mix of both. Where consumers return merchandise or goods and merchants process a refund, merchant fees charged for the original transaction are not returned to the merchant.
Our contracts with merchants consist of a master agreement including terms, conditions and pricing.
We are not obligated to perform under the contract until a transaction occurs and thus each transaction represents a separate performance obligation to the merchant as our customer. Our service offering comprises a single performance obligation to merchants to facilitate transactions with consumers. The transaction price is recognized at the point in time when the merchant successfully confirms the transaction, which is when the terms of the contract are fulfilled. We provide a reduction of merchant fees to certain merchants based on performance measures, including volume of processed transactions. The nature of our contracts may give rise to variable consideration, which may be constrained. We estimate the expected transaction volumes at the beginning of the period and include the estimated rebates in the transaction price as a reduction of merchant revenue. We also enter into contracts with certain merchants to expand our user base and market presence and for brand promotion through co-marketing activities, as detailed in section Promotional and marketing arrangements below.
Advertising revenue is earned from merchants who place advertisements on our network, including sponsored search, affiliate programs and brand ads. We enter into contracts for advertising either directly with merchants or through other third parties. The transaction price is determined based on the advertising model, with fees that may be fixed or variable, typically based on the number of impressions delivered or actions taken by users, such as clicks or purchases. Revenue from impression-based ads is recognized in the period when an ad is displayed to users. For action-based ads, revenue is generally recognized at a point in time, when a specified action, such as a click or purchase, occurs.
Our contracts for advertising services are separate from other merchant contracts and include a single performance obligation. For advertising revenue generated through other third parties, we recognize revenue on a gross basis if we are the principal and on a net basis if we are the agent. This assessment is based on whether we control the service before it is delivered to the customer.
Consumer service revenue
Consumer service revenue refers to revenue we earn from consumer fees, primarily consisting of certain administrative fees, including reminder fees and fees for issuing one-time cards. Consumers may be charged a fee, being a fixed amount that constitutes the transaction price and recognized at the point in time that the consumer is charged. This fee income is earned in relation to the Company’s ordinary activities.
Consumer service revenue also includes subscription revenue. Subscription revenue represents monthly subscription fees related to a single performance obligation for a bundle of services and are recognized over the subscription period as those services are provided.
Distribution partner referral arrangements
We enter into contracts with third-party partners to distribute our payment solutions to our merchants.
For these contracts, we evaluate who our customer is and if we are acting as the principal or agent in the specific arrangement. Generally, our customer is considered to be the merchant and we are considered to be the principal in these arrangements, while third-party partners are determined to be an agent in the transaction. We recognize incremental costs of obtaining a contract in accordance with IFRS 15 “Revenue from Contract with Customers” for the commission paid to these third-party partners. These expenses are classified within sales and marketing expenses in the consolidated statements of profit or loss. During
2025, 2024 and 2023, the Company recognized $109 million, $81 million and $59 million, respectively, related to these commissions within sales and marketing expenses.
Promotional and marketing arrangements
We enter into contracts with certain merchants and other partners to expand our user base and market presence, and for brand promotion through co-marketing activities, in which Klarna provides cash, share warrants, or both as consideration. We evaluate if the consideration payable is in exchange for a distinct good or service. Where the payment is for a distinct good or service, it is recognized as sales and marketing expenses. If a payment is not for a distinct good or service, it is recognized as a reduction of the transaction price. We recognize the expense of such services as incurred.  When the consideration represents a payment against which economic benefits are expected to be realized over a future period, we recognize a commercial agreement asset. These assets are amortized over the period of the contract for when the services are expected to be provided, which is typically between 3-5 years.
We also offer promotions to consumers, including cashback, with the purpose of acquiring new consumers, promoting the Klarna brand, the use of the Klarna app and payment options. These promotions typically represent a reduction on the total amount collected from consumers. Where we assess there is no explicit or implicit expectation for promotions to be provided, we recognize within sales and marketing expenses. Where we assess there is an expectation, the cost of the promotion is recognized as a reduction in the revenue earned from the transaction, with any excess of the cost of the promotion above the revenue recognized within sales and marketing expenses.
Interest income
Interest income includes interest earned when consumers choose to spread the cost of transactions over time through one of our interest-bearing financing products or to delay the cost of transactions with our payment flexibility features, such as “snooze.” We also recognize interest income related to incremental fees earned from certain merchants for providing interest-free promotional loans to their consumers.
Interest income on financial assets measured at amortized cost, as well as “snooze” fees charged, is recognized in profit or loss using the effective interest method.
Interest income also includes interest from debt securities. See Note 8.
From time to time, we may enter into contracts with merchants under which we pay a fee for their role as intermediary in arranging a consumer financing facility. We recognize such fees as a reduction of interest income. During 2025, 2024 and 2023, the Group recognized $12 million, $10 million and $13 million as a reduction of interest income, respectively.
Operating expenses	Operating expenses
Processing and servicing costs
Processing and servicing costs primarily consist of the following and include cost of fulfilling a contract: authentication costs to verify user identities, scoring costs related to purchasing credit and fraud data from various bureaus, distribution costs related to direct communication with consumers, commissions paid to third parties for debt collection and payment fees to credit card companies and financial institutions. Processing and servicing costs are expensed as incurred.
Provision for credit losses
Impairment losses from consumer receivables are reported as Provision for credit losses.
Provision for credit losses for the period consist of realized credit losses, provisions for credit losses for granted credit, less reversal of provisions for credit losses made previously. Realized credit losses are losses whose amount is, for example, determined via bankruptcy, a composition arrangement, a statement by an enforcement authority or the sale of receivables.
Funding costs
Funding costs include interest that we pay on our consumer deposits, calculated using the effective interest method, and securitization costs, including fair value adjustments on Pay Later receivables held at fair value through profit and loss related to forward flow agreements, and premiums paid in connection with our synthetic securitization transactions.
Technology and product development
Technology and product development expenses primarily consist of personnel-related costs for technology functions as well as other expenses, including hosting, software licenses, external service providers, hardware costs and amortization of internally developed and acquired technology assets.
Sales and marketing
Sales and marketing expenses primarily consist of personnel costs, general marketing and promotional activities costs, referral commissions, costs related to sponsorships and partnerships, and costs related to consumer promotional programs.
Customer service and operations
Customer service and operations expenses primarily consist of personnel costs for customer support functions and outsourced assistance to help with purchases, account management, returns and merchant disputes.
General and administrative
General and administrative expenses consist of personnel costs for directors and executives, legal and human resources, and finance functions, lease expenses related to short-term leases, low-value assets, and variable lease expenses, professional services costs and merchant and other losses.
Income taxes	Income taxes
Income taxes consist of current tax and deferred tax. Income taxes are reported directly in the consolidated statement of profit or loss except when the underlying transaction is reported directly against equity or other comprehensive income, in which case the accompanying tax also is reported in equity or other comprehensive income. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.
Deferred tax is reported according to the balance sheet method for all taxable temporary differences between an asset’s or a liability’s tax base and its carrying amount in the balance sheet. Deferred tax assets are reported for deductible temporary differences to the extent it is probable that the taxable profit will be available against which the deductible temporary difference can be utilized. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
The Group assesses on an ongoing basis as well as at the end of the year the possibility of recognizing deferred tax assets related to tax losses carried-forward. Deferred tax assets attributable to tax losses carried forward are reported only if it is probable that they will be used towards taxable profits in the foreseeable future. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the probability of taxable profits being available in the future and the quantum of taxable profits that are forecasted to arise. These judgments include management’s expectations of the growth of profit before tax in different jurisdictions, forecasted revenues and expenses and the timing of the reversal of taxable temporary differences.
Uncertain tax positions are measured on an ongoing basis, and the method is determined by taking all known facts and circumstances into account.

Share-based payments	Share-based payments
Klarna offers equity-based programs to employees and certain third-party contributors, including merchants, partners and service providers.
Employee Restricted Share Unit Program and Individual Contributor Share Warrants and Share Options
The Group grants share-based awards in the form of restricted share units (“RSUs”), share warrants and options, to certain individual contributors, including employees, executive officers and directors.
Restricted share units granted to employees generally vest on a graded vesting schedule over a four years period. The share warrants and options are subject to graded vesting over a term of typically four to five years. These arrangements are equity-settled and are accounted for as equity-settled share-based payments.
For share-based awards granted to certain individual contributors, including employees as well as executive officers and directors, the services rendered are measured with reference to the grant-date fair value of the equity instruments using a Black-Scholes model. The cost of the share-based payments granted to employees is recognized over the vesting period, which represents the period the service conditions are fulfilled.
The Group also grants ordinary shares through direct share issuances to employees, executive officers and directors. The shares are accounted for as equity-settled share-based payments. Typically there are no vesting conditions or restrictions placed on the awards and, accordingly, the related share-based compensation expense, based on the grant-date fair value of the awards, is recognized immediately.
The share-based payment expenses related to awards granted to individual contributors, including employees, executive officers and directors are recognized under technology and product development, sales and marketing, customer service and operations or general and administrative expenses depending on the function of the related employee or individual contributor in the consolidated statements of profit or loss. The employment vesting condition is a non-market based condition and a forfeiture estimate is factored into the assumption of how many equity instruments are expected to vest.
Any related social security charges relating to share-based payments are recognized as an expense during the corresponding period based on the fair value that serves as the basis for a payment of social security charges. The expense is recognized under the function of the related employee or individual contributor in the consolidated statements of profit or loss. In many jurisdictions, tax authorities levy taxes on share-based compensation transactions with employees that give rise to a personal tax liability for the employee. In some cases, Klarna is required to withhold the tax due and to settle it with the tax authority on behalf of the employees. To fulfill this obligation, the terms of Klarna’s restricted share unit arrangements permit the Group to withhold the number of shares that are equal to the monetary value of the employee’s tax.
Partner Share Warrants
Klarna has granted share warrants to certain partners, including merchants and other service providers, in return for services. Share-based payments to partners are generally measured at the fair value of the goods or services received and measured at the time when such goods and services are received. If the fair value of goods and services cannot be reliably measured, the fair value of the equity instruments is used. We recognize commercial agreement assets where the consideration paid represents a future economic benefit, and these assets are amortized over the relevant performance period within the commercial agreement and recognized within sales and marketing expenses where the payment is in exchange for a distinct service or as a reduction to transaction prices if in exchange for no distinct service.
Further information relating to share-based payment transactions is presented in Note 22
Provisions	Provisions
The Group recognizes provisions for present obligations arising from past events when payment of the obligations is probable and can be reliably estimated. Refer to Note 15 for information regarding the
Group’s provisions.
Klarna operates in a regulatory and legal environment that involves an element of litigation risk inherent to its operations, and from time to time Klarna may be party to litigation, arbitration and regulatory investigations and proceedings arising during the ordinary course of business. When Klarna can reliably measure the outflow of economic benefits in relation to a specific case and considers such outflow to be probable, a provision is recorded. Given the subjectivity and uncertainty of determining the probability and amount, a number of factors are assessed, including legal advice, the stage of the matter and historical evidence from similar incidents. Judgment is required in concluding such assessments.
Employee Benefits	Employee Benefits
Employee benefits include all forms of consideration provided by the Group in exchange for services rendered by employees, including post-employment pension plans. The Group’s pension plans are defined contribution plans, which means that contributions are made to an independent legal entity according to a fixed pension plan. These contributions are recognized as personnel costs in the period they apply to.
After the contributions are made, the Group has no legal or other obligations. Employee benefits expenses are composed of:

	2025	2024	2023
Salaries and other remuneration ..................................................................	$(417)	$(393)	$(379)
Statutory and contractual social security expenses ................................	(102)	(113)	(109)
of which: pension expenses ...........................................................................	(25)	(25)	(26)
Total employee benefits ....................................................................................	$(520)	$(506)	$(488)